Tax on Profit on Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ (1,015)	£ (4,077)	£ (1,090)
Current tax - share-based compensation	(2,821)	(2,159)	0
Total credit to equity and statement of comprehensive income	£ (3,836)	£ (6,236)	£ (1,090)